Revenues - Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total net revenues	$ 12,761	$ 10,219	$ 9,556
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	8,486	7,411	6,720
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	4,275	2,808	2,836
Net Sales [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	12,560	10,049	9,381
Service [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	169	132	148
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	32	38	27
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	2,557	1,966	2,265
Americas [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	1,525	1,165	1,351
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	$ 8,679	$ 7,088	$ 5,940